Segment information (Details 3)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer C
Customers accounting for more than 5% of the Group's revenue	6	0	6
Customer B
Customers accounting for more than 5% of the Group's revenue	9	0	8
Customer A
Customers accounting for more than 5% of the Group's revenue	18	15	9